Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 2,660	$ 2,211
Prepaid tax	747	2,070
Insurance	481	2,346
Capacity fee	914	2,002
Other current assets	1,313	2,001
Prepaid expenses and other current assets	$ 6,115	$ 10,630